CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue	$ 177,934	$ 159,366	$ 179,540
Cost of revenue	67,385	53,397	94,595
Gross profit	110,549	105,969	84,945
Fulfillment expense	88,695	79,114	86,633
Sales and advertising expense	81,924	37,063	62,707
Technology and content expense	39,197	31,781	30,528
General and administrative expense	142,765	132,021	161,783
Other operating income	1,415	3,797	2,179
Other operating expense	279	116	554
Operating loss	(240,896)	(170,329)	(255,081)
Finance income	24,764	5,620	4,431
Finance costs	10,331	16,023	2,884
Loss before Income tax	(226,463)	(180,732)	(253,534)
Income tax expense	442	2,986	643
Loss for the year	(226,905)	(183,718)	(254,177)
Attributable to:
Equity holders of the Company	(226,865)	(183,682)	(253,755)
Non-controlling interests	(40)	(36)	(422)
Loss for the year	(226,905)	(183,718)	(254,177)
Other comprehensive income/(loss) to be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	(12,282)	95,187	(26,200)
Other comprehensive income / (loss) on net investment in foreign operations	(3,549)	(84,926)	22,589
Other comprehensive income / (loss) on financial assets at fair value through OCI	(3,941)
Other comprehensive income/(loss)	(19,772)	10,261	(3,611)
Total comprehensive loss for the year	(246,677)	(173,457)	(257,788)
Attributable to:
Equity holders of the Company	(246,666)	(173,430)	(257,372)
Non-controlling interests	(11)	(27)	(416)
Total comprehensive loss for the period	$ (246,677)	$ (173,457)	$ (257,788)
Earnings per share
Basic, Loss for the period attributable to ordinary equity holders of the parent	$ (1.17)	$ (1.14)	$ (1.80)
Diluted, Loss for the period attributable to ordinary equity holders of the parent	$ (1.17)	$ (1.14)	$ (1.80)